Debt (Narrative) (Details) - USD ($)			1 Months Ended				3 Months Ended			6 Months Ended	12 Months Ended
	Nov. 12, 2019	Jul. 02, 2019	Dec. 30, 2019	May 30, 2019	Apr. 23, 2019	Sep. 19, 2018	Mar. 31, 2020	Mar. 31, 2019	Aug. 31, 2018	Jun. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Jun. 30, 2016
Debt Instrument [Line Items]
Debt instrument amount									$ 5,000,000
Proceeds from advance notes									$ 900,000		$ 2,050,000	$ 925,000
Percentage of accrued interest									7.00%
Common stock conversion price				$ 0.45					$ 0.45
Intrinsic value of this beneficial conversion feature											143,000	1,465,000
Proceeds from convertible debt							$ 467,000				1,275,000	2,500,000
Issuance of common stock upon note conversions shares				2,179,622
Interest expense							410,000	302,000			1,349,000	852,000
Non Qualified Financing [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt							10,000,000
Advance Notes [Member]
Debt Instrument [Line Items]
Proceeds from advance notes							1,700,000				$ 1,700,000
2019 Bridge Notes [Member]
Debt Instrument [Line Items]
Interest rate											10.00%		10.00%
Accrued interest							$ 100,000	$ 100,000
Term loan interest rate							7.00%				7.00%
Debt instrument amount										$ 1,700,000
Proceeds from advance notes		$ 750,000
Interest expense debt											$ 100,000
Maturity Date							Oct. 01, 2019				Oct. 01, 2019
2019 Bridge Notes [Member] | Bona fide financing [Member]
Debt Instrument [Line Items]
Proceeds from advance notes											$ 3,000,000
2019 Bridge Notes [Member] | November Bridge Notes [Member]
Debt Instrument [Line Items]
Interest rate	7.00%
Debt instrument amount	$ 350,000
Proceeds from advance notes							$ 3,000,000
Maturity Date	Dec. 31, 2019		Mar. 31, 2020				Dec. 31, 2020
2019 Bridge Notes [Member] | November Bridge Notes [Member] | Cheval Holdings [Member]
Debt Instrument [Line Items]
Debt instrument amount	$ 250,000
2019 Bridge Notes [Member] | November Bridge Notes [Member] | Cameron Durrant [Member]
Debt Instrument [Line Items]
Debt instrument amount	$ 100,000
2019 Bridge Notes [Member] | Advance Notes [Member]
Debt Instrument [Line Items]
Proceeds from advance notes										950,000
2019 Bridge Notes [Member] | Nomis Bay LTD [Member]
Debt Instrument [Line Items]
Debt instrument amount										750,000
2019 Bridge Notes [Member] | Cameron Durrant [Member]
Debt Instrument [Line Items]
Debt instrument amount										750,000
2019 Bridge Notes [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Debt instrument amount										$ 200,000
2019 Bridge Notes [Member] | Bona Fide Financing Transaction [Member]
Debt Instrument [Line Items]
Proceeds from advance notes							$ 3,000,000				3,000,000
Black Horse Capital LP [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Term loan interest rate						7.00%
Debt instrument amount						$ 2,500,000
2018 Convertible Notes Payable [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Accrued interest							$ 300,000				200,000
2018 Convertible Notes Payable [Member] | Qualified Financing [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt											$ 10,000,000
Conversion price											$ 0.45
2018 Convertible Notes Payable [Member] | Non Qualified Financing [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt											$ 10,000,000
Conversion price											$ 0.45
2018 Convertible Notes Payable [Member] | Advance Notes [Member]
Debt Instrument [Line Items]
Common stock conversion price							$ 0.45				$ 0.45
Intrinsic value of this beneficial conversion feature							$ 1,800,000				$ 1,900,000
Debt discount amortization							$ 200,000				800,000	800,000
Interest expense debt											$ 300,000	100,000
Remaining Discount Amortization Period											9 months
2019 Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Term loan interest rate							7.50%				7.50%
Debt instrument amount					$ 1,300,000
Proceeds from advance notes					$ 1,300,000
2019 Convertible Notes Payable [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Accrued interest							$ 100,000				$ 100,000
2019 Convertible Notes Payable [Member] | Qualified Financing [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt											$ 10,000,000
Conversion price											$ 1.25
2019 Convertible Notes Payable [Member] | Non Qualified Financing [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt											$ 10,000,000
Conversion price											$ 1.25
2019 Convertible Notes Payable [Member] | Advance Notes [Member]
Debt Instrument [Line Items]
Common stock conversion price							$ 1.25				$ 1.25
Intrinsic value of this beneficial conversion feature							$ 1,800,000				$ 1,900,000
Debt discount amortization											300,000	300,000
Interest expense debt											$ 300,000	100,000
Remaining Discount Amortization Period											16 months
2020 Convertible Redeemable Notes [Member]
Debt Instrument [Line Items]
Interest rate							7.00%
Accrued interest							$ 1,600
Common stock conversion price							$ 0.25
Proceeds from convertible debt							$ 518,333
Percentage of conversion price							68.00%
Common stock closing price							$ 0.30
Interest expense							$ 4,000
Fair value of convertible notes							0
2020 Convertible Redeemable Notes [Member] | One Convertible Redeemable Promissory notes [Member]
Debt Instrument [Line Items]
Debt discount amortization							$ 33,000
Maturity Date							Mar. 13, 2021
Amount of Fixed monthly amortizing payments							$ 25,000
2020 Convertible Redeemable Notes [Member] | Two Convertible Redeemable Promissory notes [Member]
Debt Instrument [Line Items]
Debt discount amortization							$ 18,833
Maturity Date							Mar. 19, 2021
Amount of Fixed monthly amortizing payments							$ 14,250
2020 Convertible Notes Payable [Member] | Advance Notes [Member]
Debt Instrument [Line Items]
Remaining Discount Amortization Period							11 months
Notes Payable To Vendors [Member]
Debt Instrument [Line Items]
Interest rate														10.00%
Notes payable to vendors														$ 1,200,000
Accrued interest							$ 300,000				$ 300,000	$ 300,000
Notes Payable To Vendors [Member] | 2019 Bridge Notes [Member]
Debt Instrument [Line Items]
Accrued interest							$ 1,100,000				$ 1,100,000
Debt instrument amount														$ 500,000